Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Jun. 04, 2014
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.
DWS Enhanced Emerging Markets Fixed Income Fund	Deutsche Enhanced Emerging Markets Fixed Income Fund
DWS Enhanced Global Bond Fund	Deutsche Enhanced Global Bond Fund
DWS Global Growth Fund	Deutsche Global Growth Fund
DWS RREEF Global Infrastructure Fund	Deutsche Global Infrastructure Fund
DWS Global Small Cap Fund	Deutsche Global Small Cap Fund
DWS INCOME TRUST	DEUTSCHE INCOME TRUST
DWS Core Fixed Income Fund	Deutsche Core Fixed Income Fund
DWS Global High Income Fund	Deutsche Global High Income Fund
DWS Global Inflation Fund	Deutsche Global Inflation Fund
DWS GNMA Fund	Deutsche GNMA Fund
DWS High Income Fund	Deutsche High Income Fund
DWS Short Duration Fund	Deutsche Short Duration Fund
DWS Strategic Government Securities Fund	Deutsche Strategic Government Securities Fund
DWS Ultra‐Short Duration Fund	Deutsche Ultra‐Short Duration Fund
DWS Unconstrained Income Fund	Deutsche Unconstrained Income Fund
DWS INSTITUTIONAL FUNDS	DEUTSCHE INSTITUTIONAL FUNDS
DWS EAFE® Equity Index Fund	Deutsche EAFE® Equity Index Fund
DWS Equity 500 Index Fund (a feeder fund of DWS Equity 500 Index Portfolio)	Deutsche Equity 500 Index Fund (a feeder fund of Deutsche Equity 500 Index Portfolio)
DWS S&P 500 Index Fund (a feeder fund of DWS Equity 500 Index Portfolio)	Deutsche S&P 500 Index Fund (a feeder fund of Deutsche Equity 500 Index Portfolio)
DWS U.S. Bond Index Fund	Deutsche U.S. Bond Index Fund
DWS INTERNATIONAL FUND, INC.	DEUTSCHE INTERNATIONAL FUND, INC.
DWS Emerging Markets Equity Fund	Deutsche Emerging Markets Equity Fund
DWS Global Equity Fund	Deutsche Global Equity Fund
DWS International Fund	Deutsche International Fund
DWS International Value Fund	Deutsche International Value Fund
DWS Latin America Equity Fund	Deutsche Latin America Equity Fund
DWS World Dividend Fund	Deutsche World Dividend Fund
DWS INVESTMENT TRUST	DEUTSCHE INVESTMENT TRUST
DWS Capital Growth Fund	Deutsche Capital Growth Fund
DWS Core Equity Fund	Deutsche Core Equity Fund
DWS Large Cap Focus Growth Fund	Deutsche Large Cap Focus Growth Fund
DWS Mid Cap Growth Fund	Deutsche Mid Cap Growth Fund
DWS Small Cap Core Fund	Deutsche Small Cap Core Fund
DWS Small Cap Growth Fund	Deutsche Small Cap Growth Fund
DWS INVESTMENTS VIT FUNDS	DEUTSCHE INVESTMENTS VIT FUNDS
DWS Equity 500 Index VIP	Deutsche Equity 500 Index VIP
DWS Small Cap Index VIP	Deutsche Small Cap Index VIP
DWS MARKET TRUST	DEUTSCHE MARKET TRUST
DWS Alternative Asset Allocation Fund	Deutsche Alternative Asset Allocation Fund
DWS Diversified Market Neutral Fund	Deutsche Diversified Market Neutral Fund
DWS Global Income Builder Fund	Deutsche Global Income Builder Fund
DWS Select Alternative Allocation Fund	Deutsche Select Alternative Allocation Fund
DWS Strategic Equity Long/Short Fund	Deutsche Strategic Equity Long/Short Fund
DWS MONEY FUNDS	DEUTSCHE MONEY FUNDS
DWS Money Market Prime Series: DWS Cash Investment Trust Class A DWS Cash Investment Trust Class B DWS Cash Investment Trust Class C DWS Cash Investment Trust Class S DWS Money Market Fund
Deutsche Money Market Prime Series:
Deutsche Cash Investment Trust Class A
Deutsche Cash Investment Trust Class B
Deutsche Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S
Deutsche Money Market Fund

DWS MUNICIPAL TRUST	DEUTSCHE MUNICIPAL TRUST
DWS Managed Municipal Bond Fund	Deutsche Managed Municipal Bond Fund
DWS Short‐Term Municipal Bond Fund	Deutsche Short‐Term Municipal Bond Fund
DWS Strategic High Yield Tax‐Free Fund	Deutsche Strategic High Yield Tax‐Free Fund
DWS PORTFOLIO TRUST	DEUTSCHE PORTFOLIO TRUST
DWS Core Plus Income Fund	Deutsche Core Plus Income Fund
DWS Floating Rate Fund	Deutsche Floating Rate Fund
DWS SECURITIES TRUST	DEUTSCHE SECURITIES TRUST
DWS Communications Fund	Deutsche Communications Fund
DWS CROCI® Sector Opportunities Fund	Deutsche CROCI® Sector Opportunities Fund
DWS Enhanced Commodity Strategy Fund	Deutsche Enhanced Commodity Strategy Fund
DWS RREEF Global Real Estate Securities Fund	Deutsche Global Real Estate Securities Fund
DWS Gold & Precious Metals Fund	Deutsche Gold & Precious Metals Fund
DWS Health and Wellness Fund	Deutsche Health and Wellness Fund
DWS RREEF Real Estate Securities Fund	Deutsche Real Estate Securities Fund
DWS RREEF Real Estate Securities Income Fund	Deutsche Real Estate Securities Income Fund
DWS Science and Technology Fund	Deutsche Science and Technology Fund
DWS STATE TAX‐FREE INCOME SERIES	DEUTSCHE STATE TAX‐FREE INCOME SERIES
DWS California Tax‐Free Income Fund	Deutsche California Tax‐Free Income Fund
DWS Massachusetts Tax‐Free Fund	Deutsche Massachusetts Tax‐Free Fund
DWS New York Tax‐Free Income Fund	Deutsche New York Tax‐Free Income Fund
DWS TARGET DATE SERIES	DEUTSCHE TARGET DATE SERIES
DWS LifeCompass 2015 Fund	Deutsche LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund	Deutsche LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund	Deutsche LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund	Deutsche LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund	Deutsche LifeCompass Retirement Fund
DWS TARGET FUND	DEUTSCHE TARGET FUND
DWS Target 2014 Fund	Deutsche Target 2014 Fund
DWS TAX FREE TRUST	DEUTSCHE TAX FREE TRUST
DWS Intermediate Tax/AMT Free Fund	Deutsche Intermediate Tax/AMT Free Fund
DWS VALUE SERIES, INC.	DEUTSCHE VALUE SERIES, INC.
DWS Equity Dividend Fund	Deutsche Equity Dividend Fund
DWS Large Cap Value Fund	Deutsche Large Cap Value Fund
DWS Mid Cap Value Fund	Deutsche Mid Cap Value Fund
DWS Small Cap Value Fund	Deutsche Small Cap Value Fund
DWS VARIABLE SERIES I	DEUTSCHE VARIABLE SERIES I
DWS Bond VIP	Deutsche Bond VIP
DWS Capital Growth VIP	Deutsche Capital Growth VIP
DWS Core Equity VIP	Deutsche Core Equity VIP
DWS Global Small Cap VIP	Deutsche Global Small Cap VIP
DWS International VIP	Deutsche International VIP
DWS VARIABLE SERIES II	DEUTSCHE VARIABLE SERIES II
DWS Alternative Asset Allocation VIP	Deutsche Alternative Asset Allocation VIP
DWS Global Equity VIP	Deutsche Global Equity VIP
DWS Global Growth VIP	Deutsche Global Growth VIP
DWS Global Income Builder VIP	Deutsche Global Income Builder VIP
DWS Government & Agency Securities VIP	Deutsche Government & Agency Securities VIP
DWS High Income VIP	Deutsche High Income VIP
DWS Large Cap Value VIP	Deutsche Large Cap Value VIP
DWS Money Market VIP	Deutsche Money Market VIP
DWS Small Mid Cap Growth VIP	Deutsche Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP	Deutsche Small Mid Cap Value VIP
DWS Unconstrained Income VIP	Deutsche Unconstrained Income VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Enhanced Emerging Markets Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.
DWS Enhanced Emerging Markets Fixed Income Fund	Deutsche Enhanced Emerging Markets Fixed Income Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Enhanced Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.
DWS Enhanced Global Bond Fund	Deutsche Enhanced Global Bond Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.
DWS Global Growth Fund	Deutsche Global Growth Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS RREEF Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.
DWS RREEF Global Infrastructure Fund	Deutsche Global Infrastructure Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Global Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS GLOBAL/INTERNATIONAL FUND, INC.	DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.
DWS Global Small Cap Fund	Deutsche Global Small Cap Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INCOME TRUST | DWS Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INCOME TRUST	DEUTSCHE INCOME TRUST
DWS Core Fixed Income Fund	Deutsche Core Fixed Income Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INCOME TRUST | DWS Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INCOME TRUST	DEUTSCHE INCOME TRUST
DWS Global High Income Fund	Deutsche Global High Income Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INCOME TRUST | DWS Global Inflation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INCOME TRUST	DEUTSCHE INCOME TRUST
DWS Global Inflation Fund	Deutsche Global Inflation Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INCOME TRUST | DWS GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INCOME TRUST	DEUTSCHE INCOME TRUST
DWS GNMA Fund	Deutsche GNMA Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INCOME TRUST | DWS High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INCOME TRUST	DEUTSCHE INCOME TRUST
DWS High Income Fund	Deutsche High Income Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INCOME TRUST | DWS Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INCOME TRUST	DEUTSCHE INCOME TRUST
DWS Short Duration Fund	Deutsche Short Duration Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INCOME TRUST | DWS Strategic Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INCOME TRUST	DEUTSCHE INCOME TRUST
DWS Strategic Government Securities Fund	Deutsche Strategic Government Securities Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INCOME TRUST | DWS Ultra-Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INCOME TRUST	DEUTSCHE INCOME TRUST
DWS Ultra‐Short Duration Fund	Deutsche Ultra‐Short Duration Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INCOME TRUST | DWS Unconstrained Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INCOME TRUST	DEUTSCHE INCOME TRUST
DWS Unconstrained Income Fund	Deutsche Unconstrained Income Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INSTITUTIONAL FUNDS | DWS EAFE Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INSTITUTIONAL FUNDS	DEUTSCHE INSTITUTIONAL FUNDS
DWS EAFE® Equity Index Fund	Deutsche EAFE® Equity Index Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INSTITUTIONAL FUNDS | DWS Equity 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INSTITUTIONAL FUNDS	DEUTSCHE INSTITUTIONAL FUNDS
DWS Equity 500 Index Fund (a feeder fund of DWS Equity 500 Index Portfolio)	Deutsche Equity 500 Index Fund (a feeder fund of Deutsche Equity 500 Index Portfolio)

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INSTITUTIONAL FUNDS | DWS S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INSTITUTIONAL FUNDS	DEUTSCHE INSTITUTIONAL FUNDS
DWS S&P 500 Index Fund (a feeder fund of DWS Equity 500 Index Portfolio)	Deutsche S&P 500 Index Fund (a feeder fund of Deutsche Equity 500 Index Portfolio)

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INSTITUTIONAL FUNDS | DWS U.S. Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INSTITUTIONAL FUNDS	DEUTSCHE INSTITUTIONAL FUNDS
DWS U.S. Bond Index Fund	Deutsche U.S. Bond Index Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INTERNATIONAL FUND, INC. | DWS Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INTERNATIONAL FUND, INC.	DEUTSCHE INTERNATIONAL FUND, INC.
DWS Emerging Markets Equity Fund	Deutsche Emerging Markets Equity Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INTERNATIONAL FUND, INC. | DWS Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INTERNATIONAL FUND, INC.	DEUTSCHE INTERNATIONAL FUND, INC.
DWS Global Equity Fund	Deutsche Global Equity Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INTERNATIONAL FUND, INC. | DWS International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INTERNATIONAL FUND, INC.	DEUTSCHE INTERNATIONAL FUND, INC.
DWS International Fund	Deutsche International Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INTERNATIONAL FUND, INC. | DWS International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INTERNATIONAL FUND, INC.	DEUTSCHE INTERNATIONAL FUND, INC.
DWS International Value Fund	Deutsche International Value Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INTERNATIONAL FUND, INC. | DWS Latin America Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INTERNATIONAL FUND, INC.	DEUTSCHE INTERNATIONAL FUND, INC.
DWS Latin America Equity Fund	Deutsche Latin America Equity Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INTERNATIONAL FUND, INC. | DWS World Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INTERNATIONAL FUND, INC.	DEUTSCHE INTERNATIONAL FUND, INC.
DWS World Dividend Fund	Deutsche World Dividend Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INVESTMENT TRUST | DWS Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INVESTMENT TRUST	DEUTSCHE INVESTMENT TRUST
DWS Capital Growth Fund	Deutsche Capital Growth Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INVESTMENT TRUST | DWS Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INVESTMENT TRUST	DEUTSCHE INVESTMENT TRUST
DWS Core Equity Fund	Deutsche Core Equity Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INVESTMENT TRUST | DWS Large Cap Focus Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INVESTMENT TRUST	DEUTSCHE INVESTMENT TRUST
DWS Large Cap Focus Growth Fund	Deutsche Large Cap Focus Growth Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INVESTMENT TRUST | DWS Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INVESTMENT TRUST	DEUTSCHE INVESTMENT TRUST
DWS Mid Cap Growth Fund	Deutsche Mid Cap Growth Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INVESTMENT TRUST | DWS Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INVESTMENT TRUST	DEUTSCHE INVESTMENT TRUST
DWS Small Cap Core Fund	Deutsche Small Cap Core Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INVESTMENT TRUST | DWS Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INVESTMENT TRUST	DEUTSCHE INVESTMENT TRUST
DWS Small Cap Growth Fund	Deutsche Small Cap Growth Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INVESTMENTS VIT FUNDS | DWS Equity 500 Index VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INVESTMENTS VIT FUNDS	DEUTSCHE INVESTMENTS VIT FUNDS
DWS Equity 500 Index VIP	Deutsche Equity 500 Index VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS INVESTMENTS VIT FUNDS | DWS Small Cap Index VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS INVESTMENTS VIT FUNDS	DEUTSCHE INVESTMENTS VIT FUNDS
DWS Small Cap Index VIP	Deutsche Small Cap Index VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MARKET TRUST | DWS Alternative Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS MARKET TRUST	DEUTSCHE MARKET TRUST
DWS Alternative Asset Allocation Fund	Deutsche Alternative Asset Allocation Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MARKET TRUST | DWS Diversified Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS MARKET TRUST	DEUTSCHE MARKET TRUST
DWS Diversified Market Neutral Fund	Deutsche Diversified Market Neutral Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MARKET TRUST | DWS Global Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS MARKET TRUST	DEUTSCHE MARKET TRUST
DWS Global Income Builder Fund	Deutsche Global Income Builder Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MARKET TRUST | DWS Select Alternative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS MARKET TRUST	DEUTSCHE MARKET TRUST
DWS Select Alternative Allocation Fund	Deutsche Select Alternative Allocation Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MARKET TRUST | DWS Strategic Equity Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS MARKET TRUST	DEUTSCHE MARKET TRUST
DWS Strategic Equity Long/Short Fund	Deutsche Strategic Equity Long/Short Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MONEY FUNDS | DWS Money Market Prime Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS MONEY FUNDS	DEUTSCHE MONEY FUNDS
DWS Money Market Prime Series: DWS Cash Investment Trust Class A DWS Cash Investment Trust Class B DWS Cash Investment Trust Class C DWS Cash Investment Trust Class S DWS Money Market Fund
Deutsche Money Market Prime Series:
Deutsche Cash Investment Trust Class A
Deutsche Cash Investment Trust Class B
Deutsche Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S
Deutsche Money Market Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MUNICIPAL TRUST | DWS Managed Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS MUNICIPAL TRUST	DEUTSCHE MUNICIPAL TRUST
DWS Managed Municipal Bond Fund	Deutsche Managed Municipal Bond Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MUNICIPAL TRUST | DWS Short-Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS MUNICIPAL TRUST	DEUTSCHE MUNICIPAL TRUST
DWS Short‐Term Municipal Bond Fund	Deutsche Short‐Term Municipal Bond Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS MUNICIPAL TRUST | DWS Strategic High Yield Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS MUNICIPAL TRUST	DEUTSCHE MUNICIPAL TRUST
DWS Strategic High Yield Tax‐Free Fund	Deutsche Strategic High Yield Tax‐Free Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS PORTFOLIO TRUST | DWS Core Plus Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS PORTFOLIO TRUST	DEUTSCHE PORTFOLIO TRUST
DWS Core Plus Income Fund	Deutsche Core Plus Income Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS PORTFOLIO TRUST | DWS Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS PORTFOLIO TRUST	DEUTSCHE PORTFOLIO TRUST
DWS Floating Rate Fund	Deutsche Floating Rate Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS SECURITIES TRUST | DWS Communications Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS SECURITIES TRUST	DEUTSCHE SECURITIES TRUST
DWS Communications Fund	Deutsche Communications Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS SECURITIES TRUST | DWS CROCI Sector Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS SECURITIES TRUST	DEUTSCHE SECURITIES TRUST
DWS CROCI® Sector Opportunities Fund	Deutsche CROCI® Sector Opportunities Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS SECURITIES TRUST | DWS Enhanced Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS SECURITIES TRUST	DEUTSCHE SECURITIES TRUST
DWS Enhanced Commodity Strategy Fund	Deutsche Enhanced Commodity Strategy Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS SECURITIES TRUST | DWS RREEF Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS SECURITIES TRUST	DEUTSCHE SECURITIES TRUST
DWS RREEF Global Real Estate Securities Fund	Deutsche Global Real Estate Securities Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS SECURITIES TRUST | DWS Gold & Precious Metals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS SECURITIES TRUST	DEUTSCHE SECURITIES TRUST
DWS Gold & Precious Metals Fund	Deutsche Gold & Precious Metals Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS SECURITIES TRUST | DWS Health and Wellness Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS SECURITIES TRUST	DEUTSCHE SECURITIES TRUST
DWS Health and Wellness Fund	Deutsche Health and Wellness Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS SECURITIES TRUST | DWS RREEF Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS SECURITIES TRUST	DEUTSCHE SECURITIES TRUST
DWS RREEF Real Estate Securities Fund	Deutsche Real Estate Securities Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS SECURITIES TRUST | DWS RREEF Real Estate Securities Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS SECURITIES TRUST	DEUTSCHE SECURITIES TRUST
DWS RREEF Real Estate Securities Income Fund	Deutsche Real Estate Securities Income Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS SECURITIES TRUST | DWS Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS SECURITIES TRUST	DEUTSCHE SECURITIES TRUST
DWS Science and Technology Fund	Deutsche Science and Technology Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS STATE TAX-FREE INCOME SERIES | DWS California Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS STATE TAX‐FREE INCOME SERIES	DEUTSCHE STATE TAX‐FREE INCOME SERIES
DWS California Tax‐Free Income Fund	Deutsche California Tax‐Free Income Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS STATE TAX-FREE INCOME SERIES | DWS Massachusetts Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS STATE TAX‐FREE INCOME SERIES	DEUTSCHE STATE TAX‐FREE INCOME SERIES
DWS Massachusetts Tax‐Free Fund	Deutsche Massachusetts Tax‐Free Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS STATE TAX-FREE INCOME SERIES | DWS New York Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS STATE TAX‐FREE INCOME SERIES	DEUTSCHE STATE TAX‐FREE INCOME SERIES
DWS New York Tax‐Free Income Fund	Deutsche New York Tax‐Free Income Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS TARGET DATE SERIES | DWS LifeCompass 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS TARGET DATE SERIES	DEUTSCHE TARGET DATE SERIES
DWS LifeCompass 2015 Fund	Deutsche LifeCompass 2015 Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS TARGET DATE SERIES | DWS LifeCompass 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS TARGET DATE SERIES	DEUTSCHE TARGET DATE SERIES
DWS LifeCompass 2020 Fund	Deutsche LifeCompass 2020 Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS TARGET DATE SERIES | DWS LifeCompass 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS TARGET DATE SERIES	DEUTSCHE TARGET DATE SERIES
DWS LifeCompass 2030 Fund	Deutsche LifeCompass 2030 Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS TARGET DATE SERIES | DWS LifeCompass 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS TARGET DATE SERIES	DEUTSCHE TARGET DATE SERIES
DWS LifeCompass 2040 Fund	Deutsche LifeCompass 2040 Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS TARGET DATE SERIES | DWS LifeCompass Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS TARGET DATE SERIES	DEUTSCHE TARGET DATE SERIES
DWS LifeCompass Retirement Fund	Deutsche LifeCompass Retirement Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS TARGET FUND | DWS Target 2014 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS TARGET FUND	DEUTSCHE TARGET FUND
DWS Target 2014 Fund	Deutsche Target 2014 Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS TAX FREE TRUST | DWS Intermediate Tax/AMT Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS TAX FREE TRUST	DEUTSCHE TAX FREE TRUST
DWS Intermediate Tax/AMT Free Fund	Deutsche Intermediate Tax/AMT Free Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VALUE SERIES, INC | DWS Equity Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VALUE SERIES, INC.	DEUTSCHE VALUE SERIES, INC.
DWS Equity Dividend Fund	Deutsche Equity Dividend Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VALUE SERIES, INC | DWS Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VALUE SERIES, INC.	DEUTSCHE VALUE SERIES, INC.
DWS Large Cap Value Fund	Deutsche Large Cap Value Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VALUE SERIES, INC | DWS Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VALUE SERIES, INC.	DEUTSCHE VALUE SERIES, INC.
DWS Mid Cap Value Fund	Deutsche Mid Cap Value Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VALUE SERIES, INC | DWS Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VALUE SERIES, INC.	DEUTSCHE VALUE SERIES, INC.
DWS Small Cap Value Fund	Deutsche Small Cap Value Fund

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES I | DWS Bond VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES I	DEUTSCHE VARIABLE SERIES I
DWS Bond VIP	Deutsche Bond VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES I | DWS Capital Growth VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES I	DEUTSCHE VARIABLE SERIES I
DWS Capital Growth VIP	Deutsche Capital Growth VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES I | DWS Core Equity VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES I	DEUTSCHE VARIABLE SERIES I
DWS Core Equity VIP	Deutsche Core Equity VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES I | DWS Global Small Cap VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES I	DEUTSCHE VARIABLE SERIES I
DWS Global Small Cap VIP	Deutsche Global Small Cap VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES I | DWS International VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES I	DEUTSCHE VARIABLE SERIES I
DWS International VIP	Deutsche International VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES II | DWS Alternative Asset Allocation VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES II	DEUTSCHE VARIABLE SERIES II
DWS Alternative Asset Allocation VIP	Deutsche Alternative Asset Allocation VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES II | DWS Global Equity VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES II	DEUTSCHE VARIABLE SERIES II
DWS Global Equity VIP	Deutsche Global Equity VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES II | DWS Global Growth VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES II	DEUTSCHE VARIABLE SERIES II
DWS Global Growth VIP	Deutsche Global Growth VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES II | DWS Global Income Builder VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES II	DEUTSCHE VARIABLE SERIES II
DWS Global Income Builder VIP	Deutsche Global Income Builder VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES II | DWS Government & Agency Securities VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES II	DEUTSCHE VARIABLE SERIES II
DWS Government & Agency Securities VIP	Deutsche Government & Agency Securities VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES II | DWS High Income VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES II	DEUTSCHE VARIABLE SERIES II
DWS High Income VIP	Deutsche High Income VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES II | DWS Large Cap Value VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES II	DEUTSCHE VARIABLE SERIES II
DWS Large Cap Value VIP	Deutsche Large Cap Value VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES II | DWS Money Market VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES II	DEUTSCHE VARIABLE SERIES II
DWS Money Market VIP	Deutsche Money Market VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES II | DWS Small Mid Cap Growth VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES II	DEUTSCHE VARIABLE SERIES II
DWS Small Mid Cap Growth VIP	Deutsche Small Mid Cap Growth VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES II | DWS Small Mid Cap Value VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES II	DEUTSCHE VARIABLE SERIES II
DWS Small Mid Cap Value VIP	Deutsche Small Mid Cap Value VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

DWS VARIABLE SERIES II | DWS Unconstrained Income VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below‐listed DWS funds and share classes, as applicable, will be renamed as follows:

CURRENT TRUST/CORPORATION NAME Current Fund Name Current Class Name, as applicable	NEW TRUST/CORPORATION NAME New Fund Name New Class Name, as applicable
DWS VARIABLE SERIES II	DEUTSCHE VARIABLE SERIES II
DWS Unconstrained Income VIP	Deutsche Unconstrained Income VIP

The following service providers to the funds and retirement plans are expected to change their names as follows:

Current Name	New Name
DWS Investments Distributors, Inc. (“DIDI”)	DeAWM Distributors, Inc. (“DDI”)
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company (“DISC”)	DeAWM Service Company (“DSC”)

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”